Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Consolidated total assets		$ 21,659		$ 11,844	$ 13,433
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets		21,734		12,022	13,756
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment		(75)		$ (178)	$ (323)
SEALS Corp
Segment Reporting Information [Line Items]
Consolidated total assets	$ 24,077	$ 21,659	$ 14,695
SEALS Corp | Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	24,148		14,974
SEALS Corp | Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (71)		$ (279)